ACCRUED EXPENSES	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
ACCRUED EXPENSES

NOTE 3 – ACCRUED EXPENSES

As of September 30, 2022, and December 31, 2021, accrued expenses consist of the following amounts:

	September 30, 2022	December 31, 2021
Accrued compensation to executive officers	$110,834	$90,834
Accrued professional fees and settlements	91,184	86,392
Accrued interest	1,811,113	1,304,684
Total accrued expenses	$2,013,131	$1,481,910

NOTE 3 – ACCRUED EXPENSES

Accrued expenses consist of the following amounts:

	December 31,	December 31,
	2021	2020
Accrued compensation to executive officers	$90,834	$142,315
Accrued professional fees and settlements	86,392	259,119
Accrued interest	1,304,684	942,446
Total accrued expenses	$1,481,910	$1,343,880